Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2022	¥ 70	¥ (98,709)	¥ 7,333,144	¥ 16,078	¥ 63,113	¥ (5,958,666)	¥ 1,355,030	¥ 870		¥ 1,355,900
Balance, shares at Dec. 31, 2022 | shares	2,158,791,222
Treasury shares at Dec. 31, 2022 | shares		(140,393,870)
Net loss						(165,129)	(165,129)	9		(165,120)
Foreign currency translation adjustments					22,178		22,178			22,178
Appropriation to statutory reserves				176		(176)
Repurchasing common stock (Note 23)		¥ (20,978)					(20,978)			(20,978)
Repurchasing common stock, shares | shares		(53,606,770)
Issuance of restricted shares (Note 25)		¥ 3,579	(3,579)
Issuance of restricted shares, shares | shares		1,587,950
Share based compensation			(885)				(885)			(885)
Balance at Dec. 31, 2023	¥ 70	¥ (116,108)	7,328,680	16,254	85,291	(6,123,971)	1,190,216	879		1,191,095
Balance, shares at Dec. 31, 2023 | shares	2,158,791,222
Treasury shares at Dec. 31, 2023 | shares		(192,412,690)
Net loss						(123,110)	(123,110)	(11)		(123,121)
Foreign currency translation adjustments					7,854		7,854			7,854
Appropriation to statutory reserves				472		(472)
Issuance of restricted shares (Note 25)		¥ 2,774	(2,774)
Issuance of restricted shares, shares | shares		3,837,500
Share based compensation			2,430				2,430			2,430
Acquisition of a subsidiary						(25)	(25)			(25)
Disposal of shares in a subsidiary						21	21	(208)		(187)
Balance at Dec. 31, 2024	¥ 70	¥ (113,334)	7,328,336	16,726	93,145	(6,247,557)	1,077,386	660		¥ 1,078,046
Balance, shares at Dec. 31, 2024 | shares	2,158,791,222
Treasury shares at Dec. 31, 2024 | shares		(188,575,190)							188,575,190	188,575,190
Net loss						(133,284)	(133,284)	(1)	$ (19,059)	¥ (133,285)
Foreign currency translation adjustments					(9,149)		(9,149)		(1,308)	(9,149)
Share based compensation			279				279			279
Balance at Dec. 31, 2025	¥ 70	¥ (113,334)	¥ 7,328,615	¥ 16,726	¥ 83,996	¥ (6,380,841)	¥ 935,232	¥ 659	$ 133,831	¥ 935,891
Balance, shares at Dec. 31, 2025 | shares	2,158,791,222
Treasury shares at Dec. 31, 2025 | shares		(188,575,190)							188,575,190	188,575,190